INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5:-   INTANGIBLE ASSETS, NET

	December 31,
	2013	2014

Cost:
Technology	$-	$4,627

	-	4,627

Less accumulated amortization	-	153

Intangible assets, net	$-	$4,474

                    Amortization expense amounted to $ 0, $ 0 and $ 153 for the years ended December 31, 2012, 2013 and 2014, respectively.